PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Building	Machinery and Equipment	Oil and Gas Properties	Mineral Property Assets	Others	Total Assets
Gross Carrying Amount
Balance at January 1, 2016	$102	$223	$941	$1,362	$250	$81	$2,959
Additions (cash and non-cash)	—	2	73	15	34	10	134
Disposals (cash and non-cash)	—	(1)	(19)	(87)	(1)	(5)	(113)
Acquisitions through business combinations (1)	—	—	—	—	—	—	—
Transfers and assets reclassified as held for sale (4)	(20)	(65)	(81)	—	—	(31)	(197)
Net foreign currency exchange differences	7	4	3	43	7	2	66
Balance at December 31, 2016	$89	$163	$917	$1,333	$290	$57	$2,849
Additions (cash and non-cash)	—	24	105	19	29	18	195
Disposals (cash and non-cash)	—	—	(22)	(251)	—	(2)	(275)
Acquisitions through business combinations (1)	21	211	245	—	—	26	503
Transfers and assets reclassified as held for sale (4)	(12)	(3)	7	—	(7)	(1)	(16)
Net foreign currency exchange differences	5	2	58	80	23	1	169
Balances at December 31, 2017	$103	$397	$1,310	$1,181	$335	$99	$3,425
Accumulated Depreciation and Impairment
Balance at January 1, 2016	$—	$(37)	$(184)	$(323)	$(9)	$(42)	(595)
Depreciation/depletion/impairment expense	—	(9)	(90)	(94)	(13)	(10)	(216)
Disposals	—	—	10	—	—	4	14
Transfers and assets reclassified as held for sale (4)	—	17	17	—	—	25	59
Net foreign currency exchange differences	—	—	(6)	(8)	—	(1)	(15)
Balances at December 31, 2016 (2) (3)	$—	$(29)	$(253)	$(425)	$(22)	$(24)	$(753)
Depreciation/depletion/impairment expense	—	(15)	(106)	—	(17)	(13)	(151)
Disposals	—	—	16	35	—	1	52
Transfers and assets reclassified as held for sale (4)	—	—	(4)	—	5	—	1
Net foreign currency exchange differences	—	—	(17)	(24)	(2)	(1)	(44)
Balances at December 31, 2017 (2) (3)	$—	$(44)	$(364)	$(414)	$(36)	$(37)	$(895)
Net book value
December 31, 2016	$89	$134	$664	$908	$268	$33	$2,096
December 31, 2017	$103	$353	$946	$767	$299	$62	$2,530
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(1)	See Note 3 for additional information.

(2)	Includes accumulated impairment losses of $6 million (2016: $6 million) for machinery and equipment and $57 million (2016: $86 million) for oil and gas properties.

(3)	As at December 31, 2017 a total of $745 million (2016: $925 million) of future development costs were included in the depletion calculation.

(4)	See Note 8 for additional information.